As filed with the Securities and Exchange Commission on March 1, 2011

Securities Act File No. 333-171185

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

(Check appropriate box or boxes)

Pre-Effective Amendment No. 2	☒
Post-Effective Amendment No.	☐

SOLAR CAPITAL LTD.

(Exact name of Registrant as specified in charter)

500 Park Avenue

New York, NY 10022

(Address of Principal Executive Offices)

Registrant’s telephone number, including Area Code: (212) 993-1670

Michael S. Gross

Chief Executive Officer

Solar Capital Ltd.

500 Park Avenue

New York, NY 10022

(Name and address of agent for service)

COPIES TO:

Steven B. Boehm

John J. Mahon

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, NW

Washington, DC 20004

(202) 383-0100

Approximate date of proposed public offering:    From time to time after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☒

It is proposed that this filing will become effective (check appropriate box):

☐    when declared effective pursuant to Section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Aggregate Offering Price(1)(2)	Amount of Registration Fee(1)(2)
Common Stock, $0.01 par value per share	3,029,775	$74,915,031	$5,410.04

(1)	A filing fee of $5,232.26 was previously paid in connection with the registration of 2,965,000 shares of the Company’s common stock in connection with the initial filing of this registration statement on December 15, 2010. An additional filing fee of $177.78 was previously paid in connection with the registration of an additional 64,775 shares of the Company’s common stock on Amendment No. 1 to this registration statement.
(2)	Estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(c) of the Securities Act of 1933, as amended, the proposed maximum aggregate offering price and the amount of the registration fee (a) with respect to the 2,965,000 shares of the Company’s common stock previously registered hereby were determined on the basis of the high and low market prices of the Company’s common stock reported on the NASDAQ Global Select Market on December 14, 2010, and (b) with respect to the 64,775 additional shares of the Company’s common stock registered on Amendment No. 1 to this registration statement were determined on the basis of the high and low market prices of the Company’s common stock reported on the NASDAQ Global Select Market on January 20, 2011.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Amendment No. 2 to the Registration Statement on Form N-2 is solely to file certain exhibits to the Registration Statement as set forth in Item 25(2) of Part C.

PART C — OTHER INFORMATION

ITEM 25.    FINANCIAL STATEMENTS AND EXHIBITS

1. Financial Statements

The following financial statements of Solar Capital Ltd. (together with its predecessor, Solar Capital LLC., the “Registrant” or the “Company”) are included in Part A “Information Required to be in the Prospectus” of the Registration Statement.

INDEX TO FINANCIAL STATEMENTS

Page
Report of Independent Registered Public Accounting Firm	F-2
Consolidated Statements of Assets and Liabilities as of December 31, 2009 and 2008	F-3
Consolidated Statements of Operations for the years ended December 31, 2009 and 2008 and the period March 13, 2007 (inception) through December 31, 2007	F-4
Consolidated Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008 and the period March 13, 2007 (inception) through December 31, 2007	F-5
Consolidated Statements of Cash Flows for the years ended December 31, 2009 and 2008 and the period March 13, 2007 (inception) through December 31, 2007	F-6
Consolidated Schedules of Investments as of December 31, 2009 and 2008	F-7
Notes to Consolidated Financial Statements	F-14
Schedules of Investments in and Advances to Affiliates (unaudited)	F-28
Report of Independent Registered Public Accounting Firm	F-30
Consolidated Statements of Assets and Liabilities as of September 30, 2010 (unaudited) and December 31, 2009	F-31
Consolidated Statements of Operations for the three and nine months ended September 30, 2010 (unaudited) and September 30, 2009 (unaudited)	F-32
Consolidated Statements of Changes in Net Assets for the nine months ended September 30, 2010 (unaudited) and the year ended December 31, 2009	F-33
Consolidated Statements of Cash Flows for the nine months ended September 30, 2010 (unaudited) and September 30, 2009 (unaudited)	F-34
Consolidated Schedule of Investments as of September 30, 2010 (unaudited)	F-35
Consolidated Schedule of Investments as of December 31, 2009	F-38
Notes to Consolidated Financial Statements	F-41

2. Exhibits

Exhibit Number	Description
a.	Articles of Amendment and Restatement**
b.	Amended and Restated Bylaws**
d.1	Form of Common Stock Certificate****
e.	Dividend Reinvestment Plan**
f.1	Form of Amended and Restated Senior Secured Revolving Credit Agreement by and between the Registrant, the Lenders and Citibank, N.A., as administrative agent****
f.2	Form of Senior Secured Term Loan Agreement by and between the Registrant and ING Capital LLC, as lender and administrative agent, dated as of September 2, 2010*****
f.3	Form of Loan and Servicing Agreement by and among the Registrant, Solar Capital Funding II LLC, Wells Fargo Securities, LLC, as administrative agent, Wells Fargo Delaware Trust Company, as collateral agent and Wells Fargo Bank, N.A., as account bank and collateral custodian*******
g.	Investment Advisory and Management Agreement by and between Registrant and Solar Capital Partners, LLC*
j.	Form of Custodian Agreement****
k.1	Administration Agreement by and between Registrant and Solar Capital Management, LLC*
k.2	Form of Indemnification Agreement by and between Registrant and each of its directors**
k.3	Registration Rights Agreement by and between Registrant, Solar Cayman Limited, Solar Offshore Limited, Citigroup Global Markets Inc., J.P. Morgan Securities Inc. and purchasers in the initial private placement*
k.4	First Amendment to the Registration Rights Agreement by and between Registrant, Solar Cayman Limited, Solar Offshore Limited, Citigroup Global Markets Inc., J.P. Morgan Securities Inc. and purchasers in the initial private placement**
k.5	Registration Rights Agreement by and between Registrant, Magnetar Capital Fund, LP and Solar Offshore Limited*
k.6	Trademark License Agreement by and between Registrant and Solar Capital Partners, LLC**
k.7	Form of Share Purchase Agreement by and between Registrant and Solar Capital Investors II, LLC****
k.8	Form of Registration Rights Agreement******
k.9	Form of Subscription Agreement******
k.10	Form of Purchase and Sale Agreement by and between the Registrant and Solar Capital Funding II LLC*******
l.	Opinion of Venable LLP
n.1	Consent of Venable LLP (Incorporated by reference to exhibit l hereto)
n.2	Consent of Independent Registered Public Accounting Firm********
n.3	Report of Independent Registered Public Accounting Firm********
r.	Code of Ethics**
99.1	Code of Business Conduct**

*	Previously filed in connection with Solar Capital Ltd.’s registration statement on Form N-2 (File No. 333-148734) filed on January 18, 2008.
**	Previously filed in connection with Solar Capital Ltd.’s registration statement on Form N-2 Pre-Effective Amendment No. 7 (File No. 333-148734) filed on January 7, 2010.
***	Previously filed in connection with Solar Capital Ltd.’s registration statement on Form N-2 Pre-Effective Amendment No. 8 (File No. 333-148734) filed on January 27, 2010.
****	Previously filed in connection with Solar Capital Ltd.’s registration statement on Form N-2 Pre-Effective Amendment No. 9 (File No. 333-148734) filed on February 9, 2010.
*****	Previously filed in connection with Solar Capital Ltd.’s report on Form 8-K filed on September 7, 2010.
******	Previously filed in connection with Solar Capital Ltd.’s report on Form 8-K filed on November 29, 2010.
*******	Previously filed in connection with Solar Capital Ltd.’s report on Form 8-K filed on December 22, 2010.
********	Previously filed in connection with Solar Capital Ltd.’s registration on Form N-2 Pre-Effective Amendment No. 1 (File No. 333-171185) filed on January 21, 2011.

ITEM 26.    MARKETING ARRANGEMENTS

The information contained under the heading “Underwriting” on this Registration Statement is incorporated herein by reference.

ITEM 27.    OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

SEC registration fee	$5,233
FINRA filing fee	7,839
Printing and postage	85,000
Legal fees and expenses	150,000
Accounting fees and expenses	60,000
Miscellaneous	16,928

Total	$325,000

Note:	All listed amounts are estimates.
*	To be provided by amendment.

ITEM 28.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

We may be deemed to control certain portfolio companies. See “Portfolio Companies” in the prospectus.

ITEM 29.    NUMBER OF HOLDERS OF SECURITIES

The following table sets forth the number of record holders of the Registrant’s common stock at January 20, 2011:

Title of Class	Number of Record Holders
Common Stock, par value $0.01 per share	26

ITEM 30.    INDEMNIFICATION

Directors and Officers

Reference is made to Section 2-418 of the Maryland General Corporation Law, Article VII of the Registrant’s charter and Article XI of the Registrant’s Amended and Restated Bylaws.

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Registrant’s charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Registrant’s charter authorizes the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as the Registrant’s director or officer and at the Registrant’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The Registrant’s bylaws obligate the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as the Registrant’s director or officer and at the Registrant’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The charter and bylaws also permit the Registrant to indemnify and advance expenses to any person who served a predecessor of the Registrant in any of the capacities described above and any of the Registrant’s employees or agents or any employees or agents of the Registrant’s predecessor. In accordance with the 1940 Act, the Registrant will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Maryland law requires a corporation (unless its charter provides otherwise, which the Registrant’s charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received unless, in either case, a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

Adviser and Administrator

The Investment Advisory and Management Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Solar Capital Partners, LLC (the “Adviser”) and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of the Adviser’s services under the Investment Advisory and Management Agreement or otherwise as an investment adviser of the Registrant.

The Administration Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Solar Capital Management, LLC and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of Solar Capital Management, LLC’s services under the Administration Agreement or otherwise as administrator for the Registrant.

The law also provides for comparable indemnification for corporate officers and agents. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has entered into indemnification agreements with its directors. The indemnification agreements are intended to provide the Registrant’s directors the maximum indemnification permitted under Maryland law and the 1940 Act. Each indemnification agreement provides that the Registrant shall indemnify the director who is a party to the agreement (an “Indemnitee”), including the advancement of legal expenses, if, by reason of his or her corporate status, the Indemnitee is, or is threatened to be, made a party to or a witness in any threatened, pending, or completed proceeding, other than a proceeding by or in the right of the Registrant.

ITEM 31.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

A description of any other business, profession, vocation, or employment of a substantial nature in which the Adviser, and each managing director, director or executive officer of the Adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled “Management — Board of Directors,” “Investment Advisory and Management Agreement” and “Portfolio Management — Investment Personnel.” Additional information regarding the Adviser and its officers and directors will be set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-68710), under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference.

ITEM 32.    LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:

(1)	the Registrant, Solar Capital Ltd., 500 Park Avenue, New York, NY 10022;

(2)	the Transfer Agent, American Stock Transfer & Trust Company, 59 Maiden Lane, Plaza Level, New York, NY 10038;

(3)	the Custodian, The Bank of New York Mellon Corporation, One Wall Street, New York, NY 10286; and

(4)	the Adviser, Solar Capital Partners, LLC, 500 Park Avenue, New York, NY 10022.

ITEM 33.    MANAGEMENT SERVICES

Not applicable.

ITEM 34.    UNDERTAKINGS

(1) Registrant undertakes to suspend the offering of the shares of common stock covered hereby until it amends its prospectus contained herein if (a) subsequent to the effective date of this Registration Statement, its net asset value per share of common stock declines more than 10% from its net asset value per share of common stock as of the effective date of this Registration Statement, or (b) its net asset value per share of common stock increases to an amount greater than its net proceeds as stated in the prospectus contained herein.

(2) Not applicable.

(3) Not applicable.

(4) (a) to file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

(i) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(ii) to reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(b) that, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at the time shall be deemed to be the initial bona fide offering thereof; and

(c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(d) that, for the purpose of determining liability under the Securities Act of 1933 to any purchaser, if the Registrant is subject to Rule 430C [17 CFR 230.430C]: Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act of 1933 [17 CFR 230.497(b), (c), (d) or (e)] as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the Securities Act of 1933 [17 CFR 230.430A], shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e) that for the purpose of determining liability of the Registrant under the Securities Act of 1933 to any purchaser in the initial distribution of securities: The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(i) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act of 1933 [17 CFR 230.497];

(ii) the portion of any advertisement pursuant to Rule 482 under the Securities Act of 1933 [17 CFR 230.482] relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(iii) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

(5) Not applicable.

(6) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused Amendment No. 2 to this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, in the State of New York, on the 1st day of March, 2011.

SOLAR CAPITAL LTD.

By:	/s/ MICHAEL S. GROSS
Michael S. Gross
Chief Executive Officer, President, Chairman of the Board and Director

Pursuant to the requirements of the Securities Act of 1933, as amended, Amendment No. 2 to this Registration Statement on Form N-2 has been signed by the following persons on behalf of the Registrant, and in the capacities indicated, on the 1st day of March, 2011.

Signature	Title

/s/ MICHAEL S. GROSS Michael S. Gross	Chief Executive Officer, President, Chairman of the Board and Director (Principal Executive Officer)

* Steven Hochberg	Director

* David S. Wachter	Director

* Leonard A. Potter	Director

* Bruce Spohler	Chief Operating Officer and Director

/s/ NICHOLAS RADESCA Nicholas Radesca	Chief Financial Officer (Principal Financial Officer) and Secretary

*	Signed by Michael S. Gross pursuant to a power of attorney signed by each individual and filed with this registration statement on December 15, 2010.